Warrants (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Sep. 30, 2025	Dec. 31, 2024	Jul. 31, 2024
Warrants [Line Items]
Warrant closing stock price (in Dollars per share)		$ 0.05
Warrant price increase (in Dollars per share)			$ 0.1469
Warrant outstanding (in Shares)	26,407			25,413
Purchase warrants	$ 677,130		$ 0	$ 377,774
Warrants expire terms	5 years			2 years
Dividing warrants	$ 30,000,000
Warrants exercise per share (in Dollars per share)				$ 0.3
Warrant [Member]
Warrants [Line Items]
Intrinsic value of warrants		$ 0